Segment Information - Geographical segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical segment information:
Total Net Sales	$ 101,757,181	$ 101,282,333	$ 94,274,235
Assets	290,343,800	297,170,593
Additions to Property, Plant and Equipment	19,108,284	18,708,491	16,759,566
Mexico
Geographical segment information:
Total Net Sales	88,388,569	85,011,567	81,308,749
Additions to Property, Plant and Equipment	18,804,629	18,696,116	16,709,852
Other countries
Geographical segment information:
Total Net Sales	13,368,612	16,270,766	12,965,486
Additions to Property, Plant and Equipment	303,655	12,375	49,714
Operating segment
Geographical segment information:
Total Net Sales	101,757,181	101,282,333	94,274,235
Assets	222,895,813	223,306,809	224,999,871
Additions to Property, Plant and Equipment	19,108,284	18,708,491	16,759,566
Operating segment | Mexico
Geographical segment information:
Assets	212,286,865	216,146,757	219,206,662
Operating segment | Other countries
Geographical segment information:
Assets	$ 10,608,948	$ 7,160,052	$ 5,793,209